Note 4 - Balance Sheet Components (Details) (USD $)	12 Months Ended		99 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 66,120	$ 57,173	$ 239,475